BORROWINGS - Unused loan facilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Debt Instrument
Assets pledged as collateral	¥ 134,415	$ 20,600
Short-term bank borrowings 1 | Secured by restricted cash
Debt Instrument
Restricted cash			¥ 215,816
Long Term Bank Borrowings | Secured by a Subsidiary's Fixed Assets and Land Use Right | Fixed assets
Debt Instrument
Assets pledged as collateral			203,747
Long Term Bank Borrowings | Secured by a Subsidiary's Fixed Assets and Land Use Right | Land Use Rights [Member]
Debt Instrument
Assets pledged as collateral			15,989
Long Term Bank Borrowings | Secured by subsidiary's property and equipment and land-use right | Property and equipment
Debt Instrument
Assets pledged as collateral	505,004	77,395
Long Term Bank Borrowings | Secured by subsidiary's property and equipment and land-use right | Land Use Rights [Member]
Debt Instrument
Assets pledged as collateral	40,034	6,135
Long Term Bank Borrowings | Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Property and equipment
Debt Instrument
Assets pledged as collateral	130,369	19,980
Long Term Bank Borrowings | Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Land Use Rights [Member]
Debt Instrument
Assets pledged as collateral			¥ 100,966	$ 15,474
Long Term Bank Borrowings | Secured by a subsidiary's stock
Debt Instrument
Restricted cash	¥ 104,400	$ 16,000